Loans Payable - Summary of Breakdown of Loan Balance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Balance, beginning	$ 0	$ 62,709
Loan repayment	0	(62,651)
Foreign exchange adjustment	0	(58)
Balance, ending	0	0
Current portion	0	0
Non-current portion	$ 0	$ 0